Notes to the Consolidated Statements of Operations - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Notes to the Consolidated Statements of Operations
Materials	€ 5,728	€ 6,131	€ 9,217	€ 23,419
Personnel	(12,533)	(7,795)	(23,570)	(14,849)
Amortization and depreciation	(1,783)	(1,106)	(3,508)	(2,119)
Patents and fees to register a legal right	(1,191)	502	(2,048)	(1,354)
Third-party services	(7,081)	4,252	(11,773)	21,053
Maintenance and lease	(1,827)	(428)	(3,593)	(464)
Other	(727)	(929)	(1,410)	(1,270)
Total	€ (30,868)	€ (11,635)	(55,118)	€ (22,422)
Increase in research and development expenses due to reversal of provision for onerous contracts			€ 21,303
Estimated contract termination provisions					€ 25,059